Intangible Asset (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Intangible Asset
Beginning balance		¥ 1,994,292		¥ 2,579,338
Amortization		(623,524)	$ (95,559)	(619,733)	¥ (491,069)
Foreign currency translation difference		(94,017)		34,687
Ending balance		1,276,751		1,994,292	2,579,338
Impairment charges		¥ 0		¥ 0	¥ 0
Convertible preferred stock
Intangible Asset
Addition	¥ 2,852,000